Discontinued Operations - Schedule Of Income Statement Of Discontinued Operations (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended			6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	[2]	Jun. 30, 2023		Jun. 30, 2022
Schedule Of Income Statement Of Discontinued Operations [Line Items]
Revenues and other income	$ 2,001	$ 2,723	[1]	$ 5,560		$ 6,523	[3],[4]
Operating expenses	(25,660)	(30,036)		(52,612)		(63,064)	[4]
Operating income (loss)	(23,659)	(27,313)		(47,053)		(56,541)	[4]
Net financial gain (loss)	15,982	8,301		11,580		9,213	[4]
Net income (loss) from discontinued operations	$ (5,647)	$ (442)		(10,377)		(6,883)	[4]
Calyxt [Member]
Schedule Of Income Statement Of Discontinued Operations [Line Items]
Revenues and other income				43	[5]	73
Operating expenses				(7,113)	[5]	(12,856)
Operating income (loss)				(7,070)	[5]	(12,783)
Net financial gain (loss)				(3,307)	[5]	5,900
Net income (loss) from discontinued operations				$ (10,377)	[5]	$ (6,883)
Basic net income (loss) attributable to shareholders of Cellectis per share ($ /share) from discontinued operations				$ (0.09)	[6]	$ (0.08)
Diluted net income (loss) attributable to shareholders of Cellectis per share ($ /share) from discontinued operations				$ (0.09)	[6]	$ (0.08)

[1]	These amounts reflect adjustments made in connection with the presentation of the discontinued operation (Note 5)
[2]	These amounts reflect adjustments made in connection with the presentation of the discontinued operation (Note 5)
[3]	These amounts reflect adjustments made in connection with the presentation of the discontinued operation (Note 5)
[4]	These amounts reflect adjustments made in connection with the presentation of the discontinued operation (Note 5)
[5]	Figures for the six-month period ended June 30, 2023 include Calyxt’s results over a five-month period from January 1, 2023 to May 31, 2023
[6]	Figures for the six-month period ended June 30, 2023 include Calyxt’s results over a five-month period from January 1, 2023 to May 31, 2023